SUPPLEMENT TO THE PROSPECTUS
Supplement dated December 8, 2022, to the Prospectus dated April 29, 2022.

MFS® New Discovery Value Portfolio

Effective immediately, the following is added after the tables in the sections entitled "Portfolio Manager(s)" under the main headings entitled "Summary of Key Information" and "Management of the Fund":

Effective December 31, 2023, Kevin Schmitz will no longer be a portfolio manager of the fund.

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